Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 25, 2011
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 25, 2011
Accuvest Global Opportunities ETF (Prospectus Summary) | Accuvest Global Opportunities ETF | Accuvest Global Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACCU

Accuvest Global Opportunities ETF (Prospectus Summary) | Accuvest Global Opportunities ETF
ACCUVEST GLOBAL OPPORTUNITIES ETF (NYSE Arca Ticker: ACCU)
INVESTMENT OBJECTIVE
The Accuvest Global Opportunities ETF (the "Fund") seeks long-term capital appreciation in excess of global equity benchmarks such as the MSCI All Country
World Index.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Accuvest Global Opportunities ETF
MANAGEMENT FEES		0.95%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES	[1]	0.28%
ACQUIRED FUND FEES AND EXPENSES	[2]	0.55%
TOTAL ANNUAL FUND OPERATING EXPENSES	[3]	1.78%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year. If "Other Expenses" exceeds the estimated amount and causes the Fund's Total Annual Fund Operating Expenses to exceed 1.25% (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (the "Fee Cap"), the Advisor has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Fee Cap for at least a year from the date of this Prospectus. The Fee Cap arrangement (i) may be terminated at any time by the Board of Trustees, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.
[2]	As a shareholder in certain Underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights(and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Accuvest Global Opportunities ETF	181	561

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a "fund-of-funds" that seeks to achieve its investment objective by investing primarily in other exchange-traded funds (the "Underlying
ETFs"). Accuvest Global Advisors (the "Sub-Advisor") seeks to achieve the Fund's investment objective by investing in Underlying ETFs that provide diversified exposure to select economies around the world. The Sub-Advisor ranks countries on a monthly basis using its proprietary country ranking model in order to determine their relative attractiveness. The Sub-Advisor then endeavors to invest in Underlying ETFs, which may be both affiliated and unaffiliated with the Fund, that individually or in combination correspond generally to the price and yield performance of the specific countries (or regions) identified as most attractive by the model.  The Sub-Advisor believes that attractive returns can only be achieved by actively structuring portfolios distinct from simply tracking market indices. As a result, the Fund's portfolio will be invested only in countries with the highest ranking as identified by the Sub-Advisor's proprietary country ranking process.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the selection of the
Underlying ETFs and the allocation of assets among the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. may result in a shareholder's inability to buy or sell shares of the Fund on that day.

Liquidity Risk. Trading in shares of the Fund or an Underlying ETF may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk. Shares of the Fund may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

Underlying ETF Investment Risk. Through its investments in the Underlying ETFs, the Fund will be subject to the risks associated with the Underlying ETFs'
investments, including the possibility that the value of the securities held by an Underlying ETF could decrease. These risks include any combination of the risks described below. The Fund's exposure to a particular risk will be proportionate to the Fund's overall allocation to the Underlying ETFs and the
Underlying ETFs' allocation to various security types and geographic regions.

  o Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETF's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

  o Equity Risk. The prices of equity securities in which an Underlying ETF invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

  o Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETF security even when there is no change in the value of the security in the issuer's home country. Certain of the Underlying ETFs may not hedge against the risk of currency exchange rate fluctuations, while other
    Underlying ETFs may if there is volatility in currency exchange rates.

  o Foreign Securities Risk. An Underlying ETF's investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

  o Geographic Concentration Risk. Each Underlying ETF invests a significant portion of its assets in the securities of issuers organized in one or more jurisdictions around the world, or in securities that provide exposure to such issuers. As such, each Underlying ETF is likely to be impacted by economic conditions or events affecting the particular market or markets reflected by its name. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Underlying ETF's performance. Initially the Fund is expected to have significant exposure to the regions listed below. The
    Sub-Advisor anticipates, however that the Fund's exposure to particular regions and countries will vary greatly and may change frequently.

       ASIA. To the extent that an Underlying ETF's investments are concentrated in
       Asia, the Underlying ETF will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

       EASTERN EUROPE. An Underlying ETF may concentrate its investments in companies located in Eastern Europe. Because of this, companies in the Underlying ETF's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries.

       EUROPE. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union.
       Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries.

       PACIFIC REGION. Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region's economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.

       NORTH AMERICA. The United States is Canada's largest trading and investment partner and the Canadian economy is significantly affected by developments in the U.S. economy. The United States is also a significant trading partner of many emerging markets in which the Underlying ETFs invest. Decreasing U.S.
       imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the United States may have an adverse impact on these markets.

  o Investment Risk. An investment in an Underlying ETF is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETF. Further, there is no guarantee that an
    Underlying ETF will be able to achieve its objective.

  o Large-Cap Risk. An Underlying ETF may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-cap companies.

  o Mid-Cap Risk. An Underlying ETF may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large- or small-cap companies.

  o Small-Cap Risk. An Underlying ETF may invest in small-cap companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when small-cap stocks fall behind other types of investments -- large-cap stocks, for instance -- the Underlying ETF's performance could be reduced.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 25, 2011
Accuvest Global Opportunities ETF (Prospectus Summary) | Accuvest Global Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ACCUVEST GLOBAL OPPORTUNITIES ETF (NYSE Arca Ticker: ACCU)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Accuvest Global Opportunities ETF (the "Fund") seeks long-term capital appreciation in excess of global equity benchmarks such as the MSCI All Country
World Index.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year. Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	As a shareholder in certain Underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon estimated amounts for the current fiscal year.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights(and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund is a "fund-of-funds" that seeks to achieve its investment objective by investing primarily in other exchange-traded funds (the "Underlying
ETFs"). Accuvest Global Advisors (the "Sub-Advisor") seeks to achieve the Fund's investment objective by investing in Underlying ETFs that provide diversified exposure to select economies around the world. The Sub-Advisor ranks countries on a monthly basis using its proprietary country ranking model in order to determine their relative attractiveness. The Sub-Advisor then endeavors to invest in Underlying ETFs, which may be both affiliated and unaffiliated with the Fund, that individually or in combination correspond generally to the price and yield performance of the specific countries (or regions) identified as most attractive by the model.  The Sub-Advisor believes that attractive returns can only be achieved by actively structuring portfolios distinct from simply tracking market indices. As a result, the Fund's portfolio will be invested only in countries with the highest ranking as identified by the Sub-Advisor's proprietary country ranking process.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the selection of the
Underlying ETFs and the allocation of assets among the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. may result in a shareholder's inability to buy or sell shares of the Fund on that day.

Liquidity Risk. Trading in shares of the Fund or an Underlying ETF may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk. Shares of the Fund may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

Underlying ETF Investment Risk. Through its investments in the Underlying ETFs, the Fund will be subject to the risks associated with the Underlying ETFs'
investments, including the possibility that the value of the securities held by an Underlying ETF could decrease. These risks include any combination of the risks described below. The Fund's exposure to a particular risk will be proportionate to the Fund's overall allocation to the Underlying ETFs and the
Underlying ETFs' allocation to various security types and geographic regions.

  o Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETF's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

  o Equity Risk. The prices of equity securities in which an Underlying ETF invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

  o Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETF security even when there is no change in the value of the security in the issuer's home country. Certain of the Underlying ETFs may not hedge against the risk of currency exchange rate fluctuations, while other
    Underlying ETFs may if there is volatility in currency exchange rates.

  o Foreign Securities Risk. An Underlying ETF's investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

  o Geographic Concentration Risk. Each Underlying ETF invests a significant portion of its assets in the securities of issuers organized in one or more jurisdictions around the world, or in securities that provide exposure to such issuers. As such, each Underlying ETF is likely to be impacted by economic conditions or events affecting the particular market or markets reflected by its name. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Underlying ETF's performance. Initially the Fund is expected to have significant exposure to the regions listed below. The
    Sub-Advisor anticipates, however that the Fund's exposure to particular regions and countries will vary greatly and may change frequently.

       ASIA. To the extent that an Underlying ETF's investments are concentrated in
       Asia, the Underlying ETF will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

       EASTERN EUROPE. An Underlying ETF may concentrate its investments in companies located in Eastern Europe. Because of this, companies in the Underlying ETF's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries.

       EUROPE. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union.
       Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries.

       PACIFIC REGION. Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region's economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.

       NORTH AMERICA. The United States is Canada's largest trading and investment partner and the Canadian economy is significantly affected by developments in the U.S. economy. The United States is also a significant trading partner of many emerging markets in which the Underlying ETFs invest. Decreasing U.S.
       imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the United States may have an adverse impact on these markets.

  o Investment Risk. An investment in an Underlying ETF is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETF. Further, there is no guarantee that an
    Underlying ETF will be able to achieve its objective.

  o Large-Cap Risk. An Underlying ETF may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-cap companies.

  o Mid-Cap Risk. An Underlying ETF may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large- or small-cap companies.

  o Small-Cap Risk. An Underlying ETF may invest in small-cap companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when small-cap stocks fall behind other types of investments -- large-cap stocks, for instance -- the Underlying ETF's performance could be reduced.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is subject to a number of risks that may affect the value of its shares
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have a performance history for a full calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Accuvest Global Opportunities ETF | Accuvest Global Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.95%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.28%	[1]
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.78%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	561

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year. If "Other Expenses" exceeds the estimated amount and causes the Fund's Total Annual Fund Operating Expenses to exceed 1.25% (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (the "Fee Cap"), the Advisor has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Fee Cap for at least a year from the date of this Prospectus. The Fee Cap arrangement (i) may be terminated at any time by the Board of Trustees, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.
[2]	As a shareholder in certain Underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights(and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses.